Restructuring (Tables)	6 Months Ended
Jun. 30, 2016
Details of restructuring charge recognized
Details of the restructuring charge recognized in the three and six months ended 30 June 2016 are as follows;

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)

Restructuring charges	$4,094	-	$4,094	-

Total	$4,094	-	$4,094	-

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the restructuring charge recognized in the three and six months ended 30 June 2016 are as follows;

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$4,094
Cash payments	$(901)
Foreign exchange movement	-

Provision at June 30, 2016	$3,193